Segmental analysis - Operating profit or (loss) before tax (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segmental analysis
Net interest income	£ 5,726	£ 4,334
Net fees and commissions	1,144	1,124
Other non-interest income	857	761
Total income	7,727	6,219
Depreciation and amortisation	(469)	(413)
Other operating expenses	(3,446)	(3,240)
Impairment (losses)/releases	(223)	54
Operating profit before tax	3,589	2,620
Retail Banking
Segmental analysis
Net interest income	2,908	2,340
Net fees and commissions	206	219
Other non-interest income	6	(5)
Total income	3,120	2,554
Other operating expenses	(1,367)	(1,242)
Impairment (losses)/releases	(193)	(26)
Operating profit before tax	1,560	1,286
Private Banking
Segmental analysis
Net interest income	428	315
Net fees and commissions	125	131
Other non-interest income	14	15
Total income	567	461
Other operating expenses	(322)	(285)
Impairment (losses)/releases	(11)	11
Operating profit before tax	234	187
Commercial & Institutional
Segmental analysis
Net interest income	2,504	1,764
Net fees and commissions	821	753
Other non-interest income	423	420
Total income	3,748	2,937
Depreciation and amortisation	(78)	(82)
Other operating expenses	(1,909)	(1,738)
Impairment (losses)/releases	(20)	59
Operating profit before tax	1,741	1,176
Central Items and other
Segmental analysis
Net interest income	(114)	(85)
Net fees and commissions	(8)	21
Other non-interest income	414	331
Total income	292	267
Depreciation and amortisation	(391)	(331)
Other operating expenses	152	25
Impairment (losses)/releases	1	10
Operating profit before tax	£ 54	£ (29)